UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 000

Cleveland, Ohio 44124

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

 06.30.16

SEMI-ANNUAL REPORT

 ANCORA

 FUNDS

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..2

 ANCORA/THELEN SMALL-MID CAP FUND…………….……………………….…....7

ANCORA MICROCAP FUND…………….………….….……..……………………….…….14

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….22

FINANCIAL REVIEW…..………………………………………...............................………..27

FUND EXPENSES………………………………..……………………………….….…....…….56

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….….......................58

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

 Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape.   Our management style centers on building long-term success for the investors of our funds.  While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

Specific information for each fund’s operations and holdings are on the following pages.  If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com.  We appreciate the trust you have placed in us through your investment and are working daily to deliver long-term results.

Richard A Barone

Chairman

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman Emeritus, Ancora Advisors

_________________________

NET ASSETS:

$31.2 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of June 30, 2016

TOP HOLDINGS: JUNE 30, 2016 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y 0.01%	8.28%
Aberdeen Asia-Pacific Income Fund, Inc.	5.06%
MFS Intermediate Income Trust	4.91%
BlackRock Credit Allocation Income Trust IV	4.11%
The GDL Fund Series B 3/26/18 - 3.0%	4.04%
Western Asset/Claymore Inflation-Linked Opportunity	3.40%
Amg 6.375% 08/15/42	2.74%
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	2.65%
Charles Schwab 6% 12/31/49	2.62%
Saratoga Investment Corp. 5/31/20 - 7.50%	2.61%

SECTOR DIVERSIFICATION: JUNE 30, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Direct Trust Certificates	33.0%
Closed-End Income Funds	23.4%
Traditional Preferred	13.7%
Closed-End Funds, Senior Securities	11.0%
REIT Senior Securities	10.4%
Money Market Funds	8.5%

TOTAL RETURNS: JUNE 30, 2016 (d)
	YTD 2016	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - C(b)	6.72%	8.06%	5.64%	5.09%	5.75%	5.11%
ANCORA INCOME FUND - I(b)	7.09%	8.75%	6.35%	5.70%	6.18%	5.50%
BARCLAY’s AGG. INDEX(c)	5.31%	6.01%	4.06%	3.76%	5.09%	4.55%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Income Fund - Class I
Barclay Agg. Index
in $1,000's
2,075
1,875
1,675
1,475
1,275
1,075
875
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Corporate Bond Trust Certificates - 32.21%

Direct Trust Certificates - 32.21%
Amtrust Finl Svcs Inc Sub Nt Exp 9/15/55	5,000	$ 129,550
Amg 6.375% 08/15/42	32,000	853,760
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	827,840
Capitala Finance Corp. 7.125% - 6/16/21 Pfd - Series F	25,000	632,500
Colony Capital, Inc. 7.125% 12/31/49 Pfd	16,000	374,240
Ctl 6.625% 09/15/55 Pfd	12,000	308,520
Ctl 7.000% 02/01/56	18,000	478,440
Etr 5.500% 04/01/66	14,000	375,900
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.000%	10,000	255,237
KKR Financial Holdings 6.750% 12/31/49	10,000	256,800
Kkr 6.500% 12/31/49	20,000	536,200
Landmark Infrastructure Partner	7,000	176,750
Lm 6.375% 03/15/56	26,000	691,077
Main Street Capital Corp. - 6.125% 4/1/23 Series	15,000	383,850
MVC Capital, Inc. 1/15/23 Series - 7.250%	30,000	753,903
Saratoga Investment Corp. 5/31/20 - 7.500%	32,000	814,464
Ta 8.000% 10/15/30	17,100	430,920
THL Credit, Inc. 6.750% 11/15/21 Pfd	15,000	379,500
Tmk 6.125% 06/15/56	3,000	79,290
Torchmark Corp. 12/15/52 - 5.875%	28,000	715,960
Triangle Capital Corp. 6.375% 3/15/22 Pfd	11,000	284,700
United States Cellular Corp. 7.250% 12/01/64	12,000	308,640
		10,048,041

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,807,657)		10,048,041

Investment Companies - 33.55%

Closed-End Income Funds - 22.83%
Aberdeen Asia-Pacific Income Fund, Inc.	315,000	1,578,150
BlackRock Credit Allocation Income Trust IV	98,500	1,282,470
Franklin Limited Duration Income Trust	62,000	719,200
MFS Intermediate Income Trust	330,000	1,531,200
MFS Multimarket Income Trust	100,000	605,000
Putnam Premier Income Trust	30,100	141,470
Wells Fargo Advantage Multi-Sector Income Fund	16,000	202,400
Western Asset/Claymore Inflation-Linked Opportunity	95,600	1,062,116
		7,122,006

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

	Shares	Value

Closed-End Funds, Senior Securities - 10.72%
Gabelli Dividend & Income Trust Preferred A	30,000	$ 796,500
Gabelli Equity Trust, Inc. 5.450% 12/31/49 Series J	10,000	255,000
Gabelli Equity Trust, Inc. 5.450% 12/31/49 Series A	25,000	634,860
Gabelli Equity Trust, Inc. Ser D 5.875% Pfd	15,000	395,850
The GDL Fund 3.000% 3/26/18 Pfd	25,000	1,260,500
		3,342,710

TOTAL INVESTMENT COMPANIES (Cost $10,139,748)		10,464,716

Traditional Preferred- 13.41%
Citigroup Inc. 6.300% 12/31/49 Pfd	12,000	320,400
Capital One Financial Corp F 6.200% 12/31/49	17,000	459,680
LaSalle Hotel Properties 6.300% 12/31/49	7,700	199,738
Maiden Holdings Ltd Pfd Ser C - 7.125%	12,000	306,960
Morgan Stanley Ser A - 4.000% Pfd	10,000	207,000
NextEra Energy, Inc. 5.250% 06/01/76 Pfd	14,000	359,660
Charles Schwab 6.000% 12/31/49	30,000	818,400
State Street Corp. - 6.000% 12/31/49 Pfd	25,000	697,500
Wells Fargo & Co. 6.000% 12/31/49	30,000	812,700
		4,182,038

TOTAL TRADITIONAL PREFERRED (Cost $3,905,009)		4,182,038

REIT Senior Securities - 10.12%
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	508,000
Apollo Invt Corp Sr Nts 6.875% Exp 7/15/43	10,000	258,900
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	17,000	432,310
Ashford Hospitality Prime, Inc. 5.500% 12/31/49	28,000	624,400
Digital Realty Trust, Inc. Preferred Series G	12,000	309,840
Pebblebrook Hotel Tr Pfd Ser C 6.500%	10,000	258,533
Senior Housing Properties Trust 6.250% 02/01/46	5,000	131,600
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	633,420
		3,157,003

TOTAL REIT SENIOR SECURITIES (Cost $2,794,502)		3,157,003

Money Market Funds - 8.28%
First American Funds Government Obligation Class Y 0.01% (a)	2,583,641	2,583,641
		2,583,641

TOTAL MONEY MARKET FUNDS (Cost $2,583,641)		2,583,641

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

	Shares	Value

TOTAL INVESTMENTS (Cost $29,230,557) 97.57%		$30,435,439

Other Assets In Excess of Liabilities - 2.43%		757,809

TOTAL NET ASSETS - 100.00%		$31,193,248

See accompanying notes which are an integral part of the financial statements

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2016.

ANCORA/THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$61.0MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

CLASS C – AATCX

CLASS I – AATIX

CLASS S – AATSX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

                CLASS S – $1,500,000

* As of  June 30, 2016

TOP HOLDINGS: JUNE 30, 2016 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y 0.01%	5.87%
Tribune Media Co. - Class A	3.56%
TFS Financial Corp.	3.00%
BWX Technologies, Inc. Common S	2.79%
Liberty Ventures	2.74%
Fidelity National Financial, Inc.	2.58%
Allegion PLC	2.45%
Energizer Holdings, Inc.	2.39%
FTD Companies, Inc.	2.29%
Liberty Interactive Corp. - Class A	2.08%

SECTOR DIVERSIFICATION: JUNE 30, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	28.0%
Financials	17.1%
Industrials	14.4%
Consumer Staples	10.6%
Health Care	7.9%
Money Market Funds	5.8%
Materials	5.2%
Information Technology	4.4%
Utilities	4.0%
Telecommunication Services	1.6%
Energy	1.1%

TOTAL RETURNS: JUNE 30, 2016 (d)
	THREE MONTHS	YTD 2016	ONE YEAR	THREE YEARS	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND - C (b)	2.56%	4.81%	-6.16%	5.70%	8.31%
ANCORA/THELEN SMALL-MID CAP FUND - I (b)	2.84%	5.22%	-5.40%	6.53%	9.18%
ANCORA/THELEN SMALL-MID CAP FUND - S (b)	2.88%	5.31%	-5.19%	N/A	-6.87%
RUSSELL 2500 INDEX(c)	3.57%	3.98%	-3.67%	8.61%	11.05%

a)

Inception data reflects the total return since 01/02/13 for Class C and Class I, and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA/THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora\Thelen Small-Mid Cap Fund- Class I
Russell 2500
in $1,000's
1,600
1,500
1,400
1,300
1,200
1,100
1,000
Incep *
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
Feb-16
Apr-16
Jun-16

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 95.67%

Aerospace & Defense - 4.7%
BWX Technologies, Inc. Common S	47,630	$ 1,703,725
Vectrus, Inc. (a)	40,798	1,162,335
		2,866,060

Airlines - 1.41%
Skywest, Inc.	32,504	860,056
		860,056

Auto Components - 0.88%
Horizon Global Corporation (a)	47,028	533,768
		533,768

Biotechnology - 0.77%
Shire plc	2,598	478,208
		478,208

Building Products - 5.04%
Allegion PLC	21,540	1,495,522
Armstrong Flooring, Inc. Common (a)	69,990	1,186,330
Masco Corporation	12,580	389,225
		3,071,077

Capital Markets - 1.61%
Ashford, Inc. (a)	3,506	175,300
INTL FCStone Inc. (a)	29,606	807,948
		983,248

Chemicals - 1.99%
GCP Applied Technologies Inc. (a)	34,628	901,713
Ingevity Corporation (a)	2,276	77,475
Platform Specialty Products Corporation (a)	26,300	233,544
		1,212,732

Commercial Banks - 0.58%
Farmers National Banc Corp. (c)	39,940	351,472
		351,472

Commercial Services & Supplies - 0.12%
Kimball International, Inc.	6,340	72,149
		72,149

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Communications Equipment - 0.69%
Polycom, Inc. (a)	37,630	$ 423,338
		423,338

Consumer Finance - 1.42%
Ally Financial, Inc. (a)	50,880	868,522
		868,522

Container & Packaging - 1.29%
WestRock Company	20,180	784,397
		784,397

Diversified Financial Services - 4.42%
Fidelity National Financial, Inc. (a)	137,357	1,575,485
Voya Financial, Inc.	45,160	1,118,162
		2,693,647

Diversified Telecommunications Services - 1.67%
Cincinnati Bell, Inc. (a)	223,140	1,019,750
		1,019,750

Electrical Equipment - 1.4%
Allied Motion Technologies Inc.	23,690	551,029
Babcock & Wilcox Co. (a)	20,398	299,647
		850,676

Electrical Equipment, Instruments & Components - 0.53%
Electro Scientific Industries, Inc.	37,997	221,902
Kimball Electronics, Inc. (a)	8,295	103,273
		325,175

Food & Staples Retailing - 1.93%
SpartanNash, Inc.	29,310	896,300
The Andersons, Inc.	7,901	280,802
		1,177,102

Food Products - 5.46%
Mead Johnson Nutrition Co.	5,110	463,732
Nomad Holdings Ltd. (a)	152,585	1,217,628
Post Holdings, Inc. (a)	7,912	654,243
Whitewave Foods Co. Class A (a)	21,189	994,612
		3,330,215

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Gas Utilities - 4.02%
Delta Natural Gas Company, Inc.	18,420	$ 496,235
ONE Gas, Inc.	14,920	993,523
South Jersey Industries, Inc.	30,400	961,248
		2,451,006

Health Care Equipment & Supplies - 1.14%
Utah Medical Products, Inc.	11,004	693,252
		693,252

Health Care Providers & Services - 3.77%
BioTelemetry, Inc. (a)	38,540	628,202
Corvel Corp. (a)	14,805	639,280
Quorum Health Corporation (a)	96,190	1,030,195
		2,297,677

Health Care Technology - 2.32%
Allscripts Healthcare Solutions, Inc. (a)	67,390	855,853
Simulations Plus, Inc.	73,812	558,019
		1,413,872

Hotels, Restaurants & Leisure - 1.98%
Del Frisco's Restaurant Group, Inc. (a)	27,214	389,704
J. Alexander's Holdings, Inc. C (a)	82,180	816,047
		1,205,751

Household Products - 2.39%
Energizer Holdings Inc.	28,350	1,459,742
		1,459,742

IT Services - 2.26%
Blackhawk Network Holdings, Inc. Class A (a)	11,573	387,580
Science Applications International Corp.	16,990	991,366
		1,378,946

Internet & Catalog Retail - 7.41%
FTD Companies, Inc. (a)	56,027	1,398,434
Lands' End, Inc. (a)	11,056	181,540
Liberty Interactive Corp. - Class A (a)	50,010	1,268,754
Liberty Ventures - Class A (a)	45,060	1,670,374
		4,519,102

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Internet Software & Services - 0.99%
Autobytel, Inc. (a)	43,291	$ 600,446
		600,446

Leisure Products - 2.09%
Nautilus, Inc. (a)	31,675	565,082
Vista Outdoor, Inc. (a)	14,830	707,836
		1,272,918

Machinery - 0.92%
SPX Corporation	37,968	563,825
		563,825

Media - 12.76%
Lamar Advertising Co. Class A	15,920	1,055,496
Liberty Braves Series C (a)	52,949	776,232
Liberty Media Corp. - Class C (a)	32,970	625,441
Liberty SiriusXM Series C (a)	34,800	1,074,276
Scripps Networks Interactive, Inc.	13,750	856,212
Starz - Liberty Capital (a)	9,940	297,405
Time, Inc.	40,103	660,095
Townsquare Media, Inc. - Class A (a)	33,637	265,396
Tribune Media Co. - Class A	55,344	2,168,378
		7,778,931

Metals & Mining- 1.99%
Alcoa, Inc.	36,800	341,136
Olympic Steel Inc.	31,894	871,025
		1,212,161

Oil, Gas & Consumable Fuels - 1.07%
QEP Resources, Inc. (a)	37,180	655,483
		655,483

Personal Products - 1.02%
Edgewell Personal Care Company	7,380	622,946
		622,946

Professional Services - 0.43%
CRA International Inc. (a)	10,391	262,061
		262,061

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Real Estate Investment Trusts - 4.56%
Communications Sales & Leasing, Inc.	33,730	$ 974,797
Cyrusone, Inc.	13,490	750,853
New Senior Investment Group, Inc.	98,775	1,054,917
		2,780,567

Specialty Retail - 4.36%
Barnes & Noble Education, Inc (a)	53,088	602,549
Build-A-Bear Workshop Inc. (a)	41,640	558,809
CST Brands, Inc.	23,840	1,027,027
Hibbett Sports, Inc. (a)	13,560	471,752
		2,660,137

Textiles, Apparel & Luxury Goods - 0.69%
Cherokee, Inc.	38,119	423,502
		423,502

Thrifts & Mortgage Finance - 3%
TFS Financial Corp.	106,130	1,827,559
		1,827,559

Trading Companies & Distributors - 0.59%
Houston Wire & Cable Company	68,477	359,504
		359,504

TOTAL COMMON STOCKS (Cost $50,138,282)		58,340,980

Money Market Funds - 5.87%
First American Funds Government Obligation Class Y 0.01% (b)	3,581,254	3,581,254
		3,581,254

TOTAL MONEY MARKET FUNDS (Cost $3,581,254)		3,581,254

TOTAL INVESTMENTS (Cost $53,719,536) 101.54%		61,922,234

Liablities In Excess of Other Assets - (1.54)%		(941,806)

TOTAL NET ASSETS - 100.00%		$60,980,428

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2016.

(c) Adviser owns more than 5% of the outstanding voting shares of the company.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$15.0 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of  June 30, 2016

TOP HOLDINGS: JUNE 30, 2016 (d)
NAME	% OF NET ASSETS
Lakeland Industries, Inc.	3.38%
Digirad Corp.	3.12%
Axcelis Technologies, Inc.	2.78%
Callaway Golf Co.	2.55%
Perma-Fix Environmental Services, Inc.	2.48%
Electro Scientific Industries, Inc.	2.34%
Albany Molecular Research, Inc.	2.24%
Jakks Pacific, Inc.	2.11%
Coffee Holding Company, Inc.	2.07%
MVC Capital, Inc.	2.06%

SECTOR DIVERSIFICATION: JUNE 30, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Information Technology	26.4%
Consumer Discretionary	21.0%
Industrials	16.6%
Financials	12.8%
Health Care	9.5%
Materials	4.9%
Energy	3.8%
Consumer Staples	3.5%
Telecommunication Services	1.4%

TOTAL RETURNS: JUNE 30, 2016 (d)
	YTD 2016	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - C(b)	-1.82%	-11.86%	5.68%	6.63%	7.82%
ANCORA MICROCAP FUND - I(b)	-1.43%	-11.23%	6.54%	7.43%	8.53%
RUSSELL MICROCAP INDEX(c)	-1.69%	-12.07%	5.96%	8.20%	6.74%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora MicroCap Fund - Class I
Russell Microcap Index
in $1,000's
2,300
2,100
1,900
1,700
1,500
1,300
1,100
900
700
500
Incep *
Oct-08
Dec-08
Feb-09
Apr-09
Jun-09
Aug-09
Oct-09
Dec-09
Feb-10
Apr-10
Jun-10
Aug-10
Oct-10
Dec-10
Feb-11
Apr-11
Jun-11
Aug-11
Oct-11
Dec-11
Feb-12
Apr-12
Jun-12
Aug-12
Oct-12
Dec-12
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
Feb-16
Apr-16
Jun-16

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 99.99%

Aerospace & Defense - 0.94%
Arotech Corp. (a)	50,000	$ 140,500
		140,500

Auto Components - 1.88%
Spartan Motors Inc.	44,999	281,694
		281,694

Banks - 2%
Banc of California, Inc.	7,500	135,750
MidSouth Bancorp Inc.	16,429	164,947
		300,697

Biotechnology - 0.9%
QLT, Inc. (a)	95,000	134,900
		134,900

Capital Markets - 4.65%
Calamos Asset Management, Inc. Class A	20,000	146,200
Harris & Harris Group, Inc. (a)	150,542	242,373
MVC Capital, Inc.	38,472	309,315
		697,888

Chemicals - 1.43%
Landec Corp. (a)	20,000	215,200
		215,200

Commercial Banks - 0.78%
Boston Private Financial Holdings, Inc.	10,000	117,800
		117,800

Commercial Services & Supplies - 4.26%
Fuel Tech, Inc. (a)	35,000	51,800
Kimball International, Inc. Class B	19,000	216,220
Perma-Fix Environmental Services, Inc. (a)	72,957	371,351
		639,371

Communications Equipment - 1.77%
Aviat Networks, Inc. (a)	18,358	142,825
Oclaro, Inc. (a)	25,000	122,000
		264,825

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Computers & Peripherals - 1.56%
Imation Corp. (a)	116,272	$ 145,340
Silicon Graphics International Corp. (a)	17,500	88,025
		233,365

Construction & Engineering - 6.25%
Layne Christensen Company (a)	36,757	297,732
Northwest Pipe Co. (a)	25,000	269,500
Orion Marine Group, Inc (a)	30,000	159,300
Sterling Construction Co., Inc. (a)	43,000	211,130
		937,662

Distributors - 1.02%
VOXX International Corp. Class A (a)	55,096	153,718
		153,718

Diversified Consumer Services - 0.61%
Lincoln Educational Services Corp. (a)	60,000	90,000
		90,000

Diversified Financial Services - 1.36%
Pico Holdings, Inc. (a)	21,570	204,052
		204,052

Diversified Telecommunications - 1.43%
Alaska Communications Systems Group, Inc. (a)	125,981	214,168
		214,168

Electronic Equipment, Instruments & Components - 11.43%
Electro Scientific Industries, Inc. (a)	60,000	350,400
Iteris, Inc. (a)	100,028	286,080
Kimball Electronics, Inc. (a)	11,250	140,063
Mace Security International, Inc. (a)(d)(e)(f)	150,000	57,300
Maxwell Technologies, Inc. (a)	40,000	211,200
Perceptron, Inc. (a)	15,000	70,200
Radisys Corp. (a)	40,000	179,200
Richardson Electronics Ltd.	50,006	263,532
Vicon Industries, Inc. (a)	70,958	36,011
Vishay Precision Group, Inc. (a)	9,000	120,780
		1,714,766

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Energy Equipment & Services - 2.38%
Dawson Geophysical Co. (a)	25,040	$ 204,076
Gulf Island Fabrication Inc.	22,000	152,680
		356,756

Food Products - 2.07%
Coffee Holding Company, Inc. (a)	55,000	310,750
		310,750

Health Care Equipment & Supplies - 6.01%
Digirad Corp.	90,892	468,094
Invacare Corp.	18,000	218,340
RTI Biologics, Inc. Com (a)	60,000	215,400
		901,834

Health Care Providers & Services - 0.24%
Interpace Diagnostics Group, Inc. (a)	103,210	34,059
		34,059

Hotels, Restaurants & Leisure - 2.11%
Dover Downs Gaming & Entertainment, Inc. (a)	15,000	15,900
Luby's, Inc. (a)	50,083	251,417
Ruby Tuesday, Inc. (a)	13,500	48,735
		316,052

Household Durables - 4.04%
Emerson Radio Corp. (a)	116,315	66,881
Natuzzi SpA ADR (a)(c)	133,354	193,363
Stanley Funiture Co., Inc. (a)	115,432	282,808
ZAGG, Inc. (a)	12,000	63,000
		606,052

IT Services - 0.61%
Ciber, Inc. (a)	61,000	91,500
		91,500

Insurance - 2.62%
State Auto Financial Corp.	7,500	164,325
United Insurance Holdings Corp.	14,000	229,320
		393,645

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Internet Software & Services - 2.78%
Liquidity Services, Inc. (a)	10,000	$ 78,400
Monster Worldwide, Inc. (a)	35,000	83,650
Realnetworks, Inc. (a)	59,000	254,290
		416,340

Leisure Products - 5.35%
Black Diamond, Inc. (a)	25,000	103,500
Callaway Golf Co.	37,500	382,875
Jakks Pacific, Inc. (a)	40,000	316,400
		802,775

Life Sciences Tools & Services - 2.24%
Albany Molecular Research, Inc. (a)	25,000	336,000
		336,000

Machinery - 3.36%
FreightCar America, Inc.	10,000	140,500
LB Foster Co. - Class A	14,000	152,460
MFRI, Inc. (a)	17,500	130,550
Twin Disc, Inc.	7,500	80,550
		504,060

Media- 1.4%
Ballantyne Strong, Inc. (a)	40,210	210,298
		210,298

Metals & Mining- 4.9%
Ampco-Pittsburgh Corp.	17,001	192,281
Endeavour Silver Corp. (a)	50,000	197,500
Materion Corporation	2,500	61,900
Universal Stainless & Alloy Products, Inc. (a)	26,000	283,400
		735,081

Oil, Gas & Consumable Fuels - 1.41%
Vaalco Energy, Inc. (a)	52,500	55,650
Warren Resources, Inc. (a)	65,000	1,462
Westport Fuel Systems Inc.	92,831	155,020
		212,132

Pharmaceuticals- 0.13%
Aralez Pharmaceuticals Inc. (a)	5,712	18,850
		18,850

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Professional Services - 1.59%
Acacia Research Corporation (a)	10,000	$ 44,000
CDI Corp.	32,000	195,200
		239,200

Semiconductors & Semiconductor Equipment - 6.51%
Amtech Systems, Inc. (a)	30,130	179,876
Axcelis Technologies, Inc. (a)	155,000	416,950
AXT, Inc. (a)	83,950	267,800
Kopin Corp. (a)	15,000	33,300
Rubicon Technology, Inc. (a)	46,000	31,280
Trio Tech International (a)	13,322	47,693
		976,899

Software - 1.04%
Telenav, Inc. (a)	30,507	155,586
		155,586

Specialty Retail - 1.22%
HHGregg, Inc. (a)	20,019	35,434
Sears Hometown and Outlet Stores, Inc. (a)	22,000	148,280
		183,714

Technology Harware, Storage & Peripheral - 0.73%
TransAct Technologies, Inc.	13,515	108,390
		108,390

Textiles, Apparel & Luxury Goods - 3.38%
Lakeland Industries, Inc. (a)	58,450	506,762
		506,762

Thrifts & Mortgage Finance - 1.39%
Trustco Bank Corp.	32,500	208,325
		208,325

Trading Companies & Distributors - 0.21%
Houston Wire & Cable Company	6,000	31,500
		31,500

TOTAL COMMON STOCKS (Cost $16,230,932)		14,997,166

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

TOTAL INVESTMENTS (Cost $16,230,932) 99.99%		$14,997,166

Other Assets In Excess of Liabilities - 0.01%		936

TOTAL NET ASSETS - 100.00%		$14,998,102

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2016.

(c) ADR - American Depository Receipt

(d) The Ancora Trust Chairman serves on the Board of Directors of this company.

(e) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman Emeritus, Ancora Advisors

_________________________

NET ASSETS:

$13.4 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of June 30, 2016

TOP HOLDINGS: JUNE 30, 2016 (d)
NAME	% OF NET ASSETS
Mace Security International, Inc.	7.11%
First American Funds Government Obligation Class Y 0.01%	5.66%
Royce Value Trust, Inc.	4.38%
Alpine Total Dynamic Dividend Fund	4.32%
Cohen & Steers Infrastructure Fund, Inc.	3.99%
Firsthand Technology Value Fund, Inc.	3.19%
Boulder Growth & Income Fund, Inc.	3.03%
Madison Covered Call & Equity	3.02%
Liberty All Star Equity Fund	2.99%
Lincoln National Corporation	2.89%

SECTOR DIVERSIFICATION: JUNE 30, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Investment Companies	32.0%
Financials	23.6%
Information Technology	16.4%
Industrials	11.5%
Money Market Funds	6.2%
Consumer Discretionary	5.2%
Materials	3.2%
Health Care	1.9%

TOTAL RETURNS: JUNE 30, 2016 (d)
	YTD 2016	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPP - C(b)	3.85%	-1.67%	4.61%	7.64%	5.39%
ANCORA SPECIAL OPP - I(b)	4.21%	-0.94%	5.38%	8.34%	5.99%
WILSHIRE 5000 INDEX(c)	3.99%	2.97%	11.28%	11.66%	7.60%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is Unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
in $1,000's
3,000
2,500
2,000
1,500
1,000
500
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 52.87%

Banks - 2.81%
Centrue Financial Corp. (a)	7,000	$ 121,800
Regions Financial Corporation	30,000	255,300
		377,100

Building Products - 1.79%
Alpha Pro Tech Ltd (a)	106,000	240,620
		240,620

Capital Markets - 2.52%
Legg Mason, Inc.	3,000	88,470
Safeguard Scientifics, Inc. (a)	20,000	249,800
		338,270

Chemicals - 2.89%
Huntsman Corporation	10,000	134,500
OMNOVA Solutions, Inc. (a)	35,000	253,750
		388,250

Communications Equipment - 2.56%
Cisco Systems, Inc.	12,000	344,280
		344,280

Consumer Finance - 2.29%
Ally Financial, Inc. (a)	18,000	307,260
		307,260

Diversified Financial Services - 4.46%
Citigroup, Inc.	5,000	211,950
Lincoln National Corporation	10,000	387,700
		599,650

Electrical Equipment - 6.77%
ABB Ltd. Sponsored ADR	5,000	99,150
Associated Capital Group, Inc.	10,000	286,800
Capstone Turbine Corp. (a)	100,000	138,000
Energy Focus, Inc. (a)	27,000	168,480
Revolution Lighting Technologies, Inc. (a)	35,000	216,300
		908,730

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Electronic Equipment, Instruments & Components - 8.6%
Iteris, Inc (a)	70,000	$ 200,200
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	955,000
		1,155,200

Hotels, Restaurants & Leisure - 0.89%
J. Alexander's Holdings, Inc. C (a)	12,000	119,160
		119,160

Industrial Conglomerates - 2.34%
General Electric Co	10,000	314,800
		314,800

Insurance - 2.81%
Genworth Financial, Inc. - Class A (a)	100,000	258,000
Heritage Insurance Holdings, Inc.	10,000	119,700
		377,700

Internet Software & Services - 1.4%
Yahoo, Inc. (a)	5,000	187,800
		187,800

Machinery - 1.66%
Trinity Industries Inc	12,000	222,840
		222,840
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Pharmaceuticals - 1.72%
Allergan plc (a)	1,000	231,090
		231,090

Semiconductors & Semiconductor Equipment - 2.33%
NXP Semiconductors NV (a)	4,000	313,360
		313,360

Specialty Retail - 1.61%
Bed Bath & Beyond, Inc.	5,000	216,100
		216,100

Textiles, Apparel & Luxury Goods - 2.26%
Lakeland Industries, Inc. (a)	35,000	303,450
		303,450

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Thrifts & Mortgage Finance - 1.16%
Riverview Bancorp, Inc. (f)(g)	33,000	$ 156,090
		156,090

TOTAL COMMON STOCKS (Cost $6,596,795)		7,101,750

Investment Companies - 32.23%
Alpine Total Dynamic Dividend Fund	80,000	580,800
Blackrock Resources & Commodities Strategy Trust	25,000	192,500
Boulder Growth & Income Fund, Inc.	50,000	406,500
Cohen & Steers Infrastructure Fund, Inc.	25,000	535,500
Firsthand Technology Value Fund, Inc.	57,500	428,128
Gabelli Global Deal Fund	21,000	208,530
Liberty All Star Equity Fund (a)	80,000	401,600
Madison Covered Call & Equity	53,000	405,980
RMR Real Estate Income Fund Com	12,000	256,920
Royce Value Trust Inc.	50,000	588,500
Zweig Fund Inc.	15,000	188,850
Zweig Total Return Fund, Inc.	11,264	135,506
		4,329,314

TOTAL INVESTMENT COMPANIES (Cost $4,302,696)		4,329,314

Money Market Funds - 5.66%
First American Funds Government Obligation Class Y	759,810	759,810
		759,810

TOTAL MONEY MARKET FUNDS (Cost $759,810)		759,810

TOTAL INVESTMENTS (Cost $11,659,301) 90.76%		12,190,874

Other In Excess of Liabilities - 9.24%		1,240,570

TOTAL NET ASSETS - 100.00%		$ 13,431,444

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2016.

(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.

(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.

(e) ADR - American Depository Receipt

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

(g) A Portfolio Manager of the Adviser serves on the Board of Directors for this company.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2016 (UNAUDITED)

	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Assets
Investments in securities:
At Cost	$29,230,557	$53,444,371	$16,174,882	$10,569,778
At Fair Value	$30,435,439	$61,570,762	$14,939,866	$11,079,784

Investments in Affiliated Securities:
At Cost	$ -	$ 275,165	$ 56,050	$ 1,089,523
At Fair Value	$ -	$ 351,472	$ 57,300	$ 1,111,090

Cash	-	-	-	-
Dividends and interest receivable	81,568	41,828	5,782	2,933
Receivable for investments sold	714,171	307,982	14,509	1,341,252
Shareholder subscription receivable	1,725	52,982	3,771	620
Prepaid expenses	7,184	13,551	8,106	5,918
Total assets	31,240,087	62,338,577	15,029,334	13,541,597

Liabilities
Payable to custodian - overdraft payable	-	-	4,014	-
Payable for investments purchased	-	1,257,054	-	80,584
Shareholder redemptions payable	4,170	33,152	-	-
Payable to advisor	22,788	47,538	12,640	10,927
12b-1 fees payable	5,722	1,522	2,737	6,857
Administration fees payable	2,534	4,898	1,270	1,093
Trustee fees payable	400	800	267	200
Accrued expenses	11,225	13,185	10,304	10,492
Total liabilities	46,839	1,358,149	31,232	110,153

Net Assets:	$31,193,248	$60,980,428	$14,998,102	$13,431,444
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	30,470,926	55,031,863	15,818,546	12,679,996
Accumulated undistributed net investment income (loss)	(331,726)	53,022	(67,099)	(59,836)
Accumulated net realized gain (loss) on:
Investment securities	(150,834)	(2,307,155)	480,421	279,711
Net unrealized appreciation (depreciation) on:
Investment securities	1,204,882	8,202,698	(1,233,766)	531,573

Net Assets	$31,193,248	$60,980,428	$14,998,102	$13,431,444

Class C:

Net assets applicable to Class C shares	$14,395,916	$ 907,026	$ 840,559	$10,004,569

Shares outstanding (unlimited number of shares	1,726,291	73,020	82,020	1,687,259
authorized, no par value)

Net asset value, offering price, and	$ 8.34	$ 12.42	$ 10.25	$ 5.93
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.17	$ 12.17	$ 10.05	$ 5.81

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2016 (UNAUDITED)

(CONTINUED)	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Class I:

Net assets applicable to Class I shares	$16,797,332	$53,358,788	$14,157,543	$ 3,426,875

Shares outstanding (unlimited number of shares	1,988,715	4,206,054	1,282,034	532,037
authorized, no par value)

Net asset value, offering price, and	$ 8.45	$ 12.69	$ 11.04	$ 6.44
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.28	$ 12.44	$ 10.82	$ 6.31

Class S:

Net assets applicable to Class S shares		$ 6,714,614

Shares outstanding (unlimited number of shares		521,127
authorized, no par value)

Net asset value, offering price, and		$ 12.88
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)		$ 12.62

See accompanying notes which are an integral part of the financial statements

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2016 (UNAUDITED)

	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Investment Income
Dividend income	$867,144	$ 365,978	$ 57,526	$ 83,352
Dividend income from Affiliates	-	4,540	-	-
Interest income	91	30	13	33
Total Income	867,235	370,548	57,539	83,385

Expenses
Investment advisor fee	147,807	277,119	75,892	61,164
12b-1 fees
Class C	36,345	3,206	3,210	34,719
Fund accounting expenses	18,249	20,999	13,741	13,740
Transfer agent expenses	4,893	5,041	4,650	4,650
Legal expenses	5,643	5,844	5,643	5,643
Administration expenses	14,781	27,711	7,589	6,116
Insurance expenses	1,549	1,945	1,387	1,320
Custodian expenses	3,622	5,865	2,450	4,328
Auditing expenses	6,750	6,821	6,821	6,795
Printing expenses	510	693	482	410
Trustees expenses	2,592	5,060	1,793	1,393
Miscellaneous expenses	1,888	2,557	1,955	1,833
Registration expenses	2,878	7,293	3,291	1,110
Total Expenses	247,507	370,154	128,904	143,221
Waived Fees	(10,745)	(7,339)	(4,266)	-
Net Operating Expenses	236,762	362,815	124,638	143,221

Net Investment Income (Loss)	630,473	7,733	(67,099)	(59,836)

Net Realized & Unrealized Gains (Loss)
Net realized gain (loss) on investment securities	57,263	(419,320)	339,930	246,869
Net realized gain on affiliated investment securities	-	35,065	-	-
Capital gain distributions from investment companies	57,178	11,948	-	133,856
Net Change in unrealized appreciation (depreciation) on investment securities	1,277,207	3,242,715	(478,801)	101,315
Net realized and unrealized gain (loss) on investment securities	1,391,648	2,870,408	(138,871)	482,040
Net increase (decrease) in net assets resulting from operations	$2,022,121	$ 2,878,141	$(205,970)	$ 422,204

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 630,473	$ 1,052,743
Net realized gain on investment securities	57,263	112,934
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	57,178	10,456
Change in net unrealized appreciation (depreciation) on investment securities	1,277,207	(354,360)
Net increase in net assets resulting from operations	2,022,121	821,773

Distributions
From net investment income, Class C	(450,669)	(564,233)
From net investment income, Class I	(491,249)	(563,151)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	(140,712)
From long-term capital gains, Class I	-	(130,427)
From return of capital, Class C	-	(255,088)
From return of capital, Class I	-	(236,443)
Total distributions	(941,918)	(1,890,054)

Capital Share Transactions - Class C
Proceeds from sale of shares	426,554	2,441,435
Shares issued in reinvestment of dividends	131,249	321,210
Shares redeemed	(1,308,008)	(1,363,677)
	(750,205)	1,398,968
Capital Share Transactions - Class I
Proceeds from sale of shares	2,380,023	3,492,834
Shares issued in reinvestment of dividends	292,769	591,324
Shares redeemed	(268,292)	(1,347,810)
	2,404,500	2,736,348
Net increase in net assets resulting
from capital share transactions	1,654,295	4,135,316

Total increase in net assets	2,734,498	3,067,035

Net Assets
Beginning of period	$ 28,458,750	$ 25,391,715
End of period	$ 31,193,248	$ 28,458,750
Accumulated undistributed net investment income (loss)	$ (331,726)	$ (20,281)

Capital Share Transactions - C Shares
Shares sold	52,449	293,150
Shares issued in reinvestment of distributions	16,260	39,054
Shares repurchased	(159,905)	(164,995)
Net increase (decrease) from capital share transactions	(91,196)	167,209

Capital Share Transactions - I Shares
Shares sold	289,976	414,649
Shares issued in reinvestment of distributions	35,810	71,258
Shares repurchased	(32,633)	(162,318)
Net increase from capital share transactions	293,153	323,589

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 7,733	$ 45,351
Net realized loss on investment securities	(419,320)	(1,517,633)
Net realized gain on affiliated investment securities	35,065	-
Capital gain distributions from investment companies	11,948	1,690
Change in net unrealized appreciation (depreciation) on investment securities	3,242,715	(4,281,126)
Net increase (decrease) in net assets resulting from operations	2,878,141	(5,751,718)

Distributions
From net investment income, Class C	-	(928)
From net investment income, Class I	-	(55,438)
From net investment income, Class S (a)	-	(4,295)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From short-term capital gains, Class S (a)	-	-
From long-term capital gains, Class C	-	(7,794)
From long-term capital gains, Class I	-	(457,047)
From long-term capital gains, Class S (a)	-	(35,039)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
From return of capital, Class S (a)	-	-
Total distributions	-	(560,541)

Capital Share Transactions - Class C
Proceeds from sale of shares	16,270	193,533
Shares issued in reinvestment of dividends	-	8,722
Shares redeemed	(10,500)	(395,673)
	5,770	(193,418)
Capital Share Transactions - Class I
Proceeds from sale of shares	2,802,147	6,331,106
Shares issued in reinvestment of dividends	-	467,548
Shares redeemed	(3,260,951)	(4,245,077)
	(458,804)	2,553,577
Capital Share Transactions - Class S (a)
Proceeds from sale of shares	2,565,277	4,598,284
Shares issued in reinvestment of dividends	-	39,334
Shares redeemed	(85,908)	(199,029)
	2,479,369	4,438,589
Net increase in net assets resulting
from capital share transactions	2,026,335	6,798,748

Total increase in net assets	4,904,476	486,489

Net Assets
Beginning of period	$ 56,075,952	$ 55,589,463
End of period	$ 60,980,428	$ 56,075,952
Accumulated undistributed net investment income	$ 53,022	$ 45,289

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

(CONTINUED)	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
Capital Share Transactions - C Shares
Shares sold	1,433	14,663
Shares issued in reinvestment of distributions	-	733
Shares repurchased	(872)	(29,445)
Net increase (decrease) from capital share transactions	561	(14,049)

Capital Share Transactions - I Shares
Shares sold	239,494	485,230
Shares issued in reinvestment of distributions	-	38,640
Shares repurchased	(282,615)	(328,944)
Net increase (decrease) from capital share transactions	(43,121)	194,926

Capital Share Transactions - S Shares (a)
Shares sold	203,115	338,621
Shares issued in reinvestment of distributions	-	3,206
Shares repurchased	(7,656)	(16,159)
Net increase from capital share transactions	195,459	325,668

See accompanying notes which are an integral part of the financial statements

(a) For period June 19, 2015 (commencement of operations) through December 31, 2015.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (67,099)	$ (156,582)
Net realized gain on investment securities	339,930	1,999,775
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized depreciation on investment securities	(478,801)	(3,372,514)
Net decrease in net assets resulting from operations	(205,970)	(1,529,321)

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	(3,134)
From short-term capital gains, Class I	-	(45,766)
From long-term capital gains, Class C	-	(132,322)
From long-term capital gains, Class I	-	(1,932,577)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(2,113,799)

Capital Share Transactions - Class C
Proceeds from sale of shares	30,506	214,800
Shares issued in reinvestment of dividends	-	135,456
Shares redeemed	(116,544)	(50,263)
	(86,038)	299,993
Capital Share Transactions - Class I
Proceeds from sale of shares	1,334,432	4,329,934
Shares issued in reinvestment of dividends	-	1,950,262
Shares redeemed	(1,655,185)	(1,844,125)
	(320,753)	4,436,071
Net increase (decrease) in net assets resulting
from capital share transactions	(406,791)	4,736,064

Total increase (decrease) in net assets	(612,761)	1,092,944

Net Assets
Beginning of period	$ 15,610,863	$ 14,517,919
End of period	$ 14,998,102	$ 15,610,863
Accumulated undistributed net investment income (loss)	$ (67,099)	$ -

Capital Share Transactions - C Shares
Shares sold	3,005	16,049
Shares issued in reinvestment of distributions	-	12,901
Shares repurchased	(11,602)	(3,754)
Net increase (decrease) from capital share transactions	(8,597)	25,196

Capital Share Transactions - I Shares
Shares sold	127,604	309,668
Shares issued in reinvestment of distributions	-	173,403
Shares repurchased	(154,585)	(138,106)
Net increase (decrease) from capital share transactions	(26,981)	344,965

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (59,836)	$ (34,601)
Net realized gain (loss) on investment securities	246,869	(157,942)
Net realized gain (loss) on affiliated investment securities	-	(423)
Capital gain distributions from investment companies	133,856	71,509
Change in net unrealized appreciation (depreciation) on investment securities	101,315	(434,887)
Net increase (decrease) in net assets resulting from operations	422,204	(556,344)

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	(3,631)
From short-term capital gains, Class I	-	(960)
From long-term capital gains, Class C	-	(196,504)
From long-term capital gains, Class I	-	(51,974)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(253,069)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,111,379	4,675,737
Shares issued in reinvestment of dividends	-	20,868
Shares redeemed	(1,662,644)	(681,117)
	(551,265)	4,015,488
Capital Share Transactions - Class I
Proceeds from sale of shares	451,011	221,296
Shares issued in reinvestment of dividends	-	4,987
Shares redeemed	(89,800)	(380,350)
	361,211	(154,067)
Net increase (decrease) in net assets resulting
from capital share transactions	(190,054)	3,861,421

Total increase in net assets	232,150	3,052,008

Net Assets
Beginning of period	$ 13,199,294	$ 10,147,286
End of period	$ 13,431,444	$ 13,199,294
Accumulated undistributed net investment income (loss)	$ (59,836)	$ -

Capital Share Transactions - C Shares
Shares sold	188,086	760,089
Shares issued in reinvestment of distributions	-	3,680
Shares repurchased	(297,693)	(112,691)
Net increase (decrease) from capital share transactions	(109,607)	651,078

Capital Share Transactions - I Shares
Shares sold	73,237	33,700
Shares issued in reinvestment of distributions	-	813
Shares repurchased	(15,000)	(58,592)
Net increase (decrease) from capital share transactions	58,237	(24,079)

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011
Selected Per Share Data
Net asset value, beginning of period	$ 8.06	$ 8.37	$ 8.08	$ 8.98	$ 8.97	$ 8.93

Income from investment operations
Net investment income (a)	0.16	0.28	0.27	0.26	0.31	0.33
Net realized and unrealized gain (loss)	0.37	(0.05)	0.60	(0.56)	0.30	0.31
Total from investment operations	0.53	0.23	0.87	(0.30)	0.61	0.64

Less Distributions to shareholders:
From net investment income	(0.25)	(0.32)	(0.49)	(0.35)	(0.60)	(0.55)
From net realized gain	-	(0.08)	(0.03)	-	-	-
From return of capital	-	(0.14)	(0.06)	(0.25)	-	(0.05)
Total distributions	(0.25)	(0.54)	(0.58)	(0.60)	(0.60)	(0.60)

Net asset value, end of period	$ 8.34	$ 8.06	$ 8.37	$ 8.08	$ 8.98	$ 8.97

Total Return (b)	6.72% (f)	2.81%	10.92%	(3.51)%	6.84%	7.40%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 14,396	$14,645	$13,817	$12,601	$14,300	$13,131
Ratio of expenses to average net assets (c)	1.93% (e)	1.92%	1.95%	1.95%	2.00%	1.97%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.93% (e)	1.92%	1.95%	1.95%	2.01%	1.98%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.87% (e)	3.42%	3.23%	3.00%	3.42%	3.65%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.87% (e)	3.42%	3.23%	3.00%	3.41%	3.65%
Portfolio turnover rate	46.77% (f)	88.64%	104.56%	122.34%	116.25%	57.56%

See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Period Ended
CLASS C SHARES	6/30/2016	12/31/2015	12/31/2014	12/31/2013 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 11.85	$ 13.30	$ 13.07	$ 10.00

Income from investment operations
Net investment income (loss) (a)	(0.04)	(0.08)	0.03	(0.11)
Net realized and unrealized gain (loss)	0.61	(1.25)	0.69	3.39
Total from investment operations	0.57	(1.33)	0.72	3.28

Less Distributions to shareholders:
From net investment income	-	(0.01)	(0.04)	-
From net realized gain	-	(0.11)	(0.45)	(0.21)
From return of capital	-	-	-	-
Total distributions	-	(0.12)	(0.49)	(0.21)

Net asset value, end of period	$ 12.42	$ 11.85	$ 13.30	$ 13.07

Total Return (b)	4.81% (f)	(9.99)%	5.44%	32.84% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 907	$ 859	$ 1,150	$ 1,049
Ratio of expenses to average net assets (c)	2.08% (e)	2.07%	2.10%	2.18% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.08% (e)	2.07%	2.10%	2.18% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.74)% (e)	(0.60)%	0.25%	(0.94)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.74)% (e)	(0.60)%	0.25%	(0.94)% (e)
Portfolio turnover rate	31.68% (f)	57.12%	63.63%	46.72% (f)

See accompanying notes which are an integral part of the financial statements

 (a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011
Selected Per Share Data
Net asset value, beginning of period	$ 10.44	$ 13.41	$ 13.48	$ 10.78	$ 10.05	$ 12.68

Income from investment operations
Net investment loss (a)	(0.08)	(0.21)	(0.16)	(0.20)	(0.17)	(0.27)
Net realized and unrealized gain (loss)	(0.11)	(1.02)	2.19	3.96	1.60	(1.44)
Total from investment operations	(0.19)	(1.23)	2.03	3.76	1.43	(1.71)

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	-
From net realized gain	-	(1.74)	(2.10)	(1.06)	(0.70)	(0.92)
Total distributions	-	(1.74)	(2.10)	(1.06)	(0.70)	(0.92)

Net asset value, end of period	$ 10.25	$ 10.44	$ 13.41	$ 13.48	$ 10.78	$ 10.05

Total Return (b)	(1.82)% (d)	(9.22)%	15.11%	35.00%	14.27%	(13.51)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 841	$ 946	$ 878	$ 791	$ 950	$ 863
Ratio of expenses to average net assets	2.41% (c)	2.35%	2.46%	2.58%	2.87%	2.78%
Ratio of expenses to average net assets
before waiver & reimbursement	2.41% (c)	2.35%	2.46%	2.58%	2.87%	2.78%
Ratio of net investment income (loss) to
average net assets	(1.65)% (c)	(1.63)%	(1.13)%	(1.61)%	(1.57)%	(2.22)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(1.65)% (c)	(1.63)%	(1.13)%	(1.61)%	(1.57)%	(2.22)%
Portfolio turnover rate	10.15% (d)	26.97%	34.39%	23.02%	27.30%	11.42%

See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Annualized

(d) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011
Selected Per Share Data
Net asset value, beginning of period	$ 5.71	$ 6.04	$ 6.70	$ 5.21	$ 4.33	$ 5.04

Income from investment operations
Net investment loss (a)	(0.03)	(0.03)	(0.06)	(0.10)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.25	(0.19)	0.51	1.67	0.94	(0.70)
Total from investment operations	0.22	(0.22)	0.45	1.57	0.88	(0.71)

Less Distributions to shareholders:
From net investment income	-	-	-	-	- (b)	-
From net realized gain	-	(0.11)	(1.11)	(0.08)	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.11)	(1.11)	(0.08)	-	-

Net asset value, end of period	$ 5.93	$ 5.71	$ 6.04	$ 6.70	$ 5.21	$ 4.33

Total Return (c)	3.85% (g)	(3.60)%	6.54%	30.21%	20.40%	(14.09)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 10,005	$10,269	$ 6,921	$ 6,784	$ 5,452	$ 4,878
Ratio of expenses to average net assets (d)	2.53% (f)	2.51%	2.52%	2.59%	2.70%	2.61%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.53% (f)	2.51%	2.52%	2.59%	2.70%	2.61%
Ratio of net investment income (loss) to
average net assets (d) (e)	(1.19)% (f)	(0.44)%	(0.85)%	(1.54)%	(1.25)%	(0.10)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(1.19)% (f)	(0.44)%	(0.85)%	(1.54)%	(1.25)%	(0.10)%
Portfolio turnover rate	84.25% (g)	200.23%	145.11%	113.99%	124.71%	99.12%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	6/30/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011
Selected Per Share Data
Net asset value, beginning of period	$ 8.15	$ 8.44	$ 8.12	$ 8.98	$ 8.98	$ 8.95

Income from investment operations
Net investment income (loss) (a)	0.19	0.34	0.33	0.32	0.34	0.35
Net realized and unrealized gain (loss)	0.38	(0.06)	0.60	(0.55)	0.29	0.31
Total from investment operations	0.57	0.28	0.93	(0.23)	0.63	0.66

Less Distributions to shareholders:
From net investment income	(0.27)	(0.35)	(0.52)	(0.36)	(0.63)	(0.58)
From net realized gain	-	(0.08)	(0.03)	-	-	-
From return of capital	-	(0.14)	(0.06)	(0.27)	-	(0.05)
Total distributions	(0.27)	(0.57)	(0.61)	(0.63)	(0.63)	(0.63)

Paid in capital from redemption fees	- (e)	- (e)	-	-	-	-

Net asset value, end of period	$ 8.45	$ 8.15	$ 8.44	$ 8.12	$ 8.98	$ 8.98

Total Return (b)	7.09% (g)	3.41%	11.64%	(2.71)%	7.19%	7.62%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 16,797	$13,814	$11,574	$ 9,682	$ 9,161	$ 7,249
Ratio of expenses to average net assets (c)	1.29% (f)	1.28%	1.28%	1.29%	1.75%	1.72%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.43% (f)	1.42%	1.46%	1.45%	1.76%	1.73%
Ratio of net investment income (loss) to
average net assets (c) (d)	4.65% (f)	4.08%	3.88%	3.71%	3.74%	3.88%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	4.51% (f)	3.94%	3.70%	3.55%	3.73%	3.88%
Portfolio turnover rate	46.77% (g)	88.64%	104.56%	122.34%	116.25%	57.56%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than 0.005

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Period Ended
CLASS I SHARES	6/30/2016	12/31/2015	12/31/2014	12/31/2013(g)
Selected Per Share Data
Net asset value, beginning of period	$ 12.06	$ 13.43	$ 13.19	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.00	0.01	0.14	(0.01)
Net realized and unrealized gain (loss)	0.63	(1.26)	0.69	3.41
Total from investment operations	0.63	(1.25)	0.83	3.40

Less Distributions to shareholders:
From net investment income	-	(0.01)	(0.14)	-
From net realized gain	-	(0.11)	(0.45)	(0.21)
From return of capital	-	-	-	-
Total distributions	-	(0.12)	(0.59)	(0.21)

Paid in capital from redemption fees	- (h)	- (h)	-	-

Net asset value, end of period	$ 12.69	$ 12.06	$ 13.43	$ 13.19

Total Return (b)	5.22% (f)	(9.30)%	6.22%	34.04% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 53,359	$51,236	$54,439	$ 43,787
Ratio of expenses to average net assets (c)	1.32% (e)	1.31%	1.32%	1.39% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.32% (e)	1.31%	1.32%	1.46% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.01% (e)	0.09%	1.07%	(0.09)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.01% (e)	0.09%	1.07%	(0.17)% (e)
Portfolio turnover rate	31.68% (f)	57.12%	63.63%	46.72% (f)

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

(h) Amount is less than 0.005

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	6/30/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 14.15	$ 13.99	$ 11.05	$ 10.23	$ 12.83

Income from investment operations
Net investment loss (a)	(0.05)	(0.12)	(0.04)	(0.08)	(0.12)	(0.21)
Net realized and unrealized gain (loss)	(0.11)	(1.09)	2.30	4.08	1.64	(1.47)
Total from investment operations	(0.16)	(1.21)	2.26	4.00	1.52	(1.68)

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	-
From net realized gain	-	(1.74)	(2.10)	(1.06)	(0.70)	(0.92)
Total distributions	-	(1.74)	(2.10)	(1.06)	(0.70)	(0.92)

Paid in capital from redemption fees	- (c)	- (c)	-	-	-	-

Net asset value, end of period	$ 11.04	$ 11.20	$ 14.15	$ 13.99	$ 11.05	$ 10.23

Total Return (b)	(1.43)% (e)	(8.61)%	16.21%	36.32%	14.89%	(13.13)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 14,158	$14,665	$13,640	$11,136	$ 6,629	$ 5,164
Ratio of expenses to average net assets	1.60% (d)	1.60%	1.60%	1.60%	2.37%	2.28%
Ratio of expenses to average net assets
before waiver & reimbursement	1.66% (d)	1.60%	1.71%	1.83%	2.37%	2.28%
Ratio of net investment income (loss) to
average net assets	(0.84)% (d)	(0.90)%	(0.25)%	(0.58)%	(1.03)%	(1.69)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.90)% (d)	(0.90)%	(0.36)%	(0.81)%	(1.03)%	(1.69)%
Portfolio turnover rate	10.15% (e)	26.97%	34.39%	23.02%	27.30%	11.42%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than 0.005

(d) Annualized

(e) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	6/30/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011
Selected Per Share Data
Net asset value, beginning of period	$ 6.18	$ 6.48	$ 7.06	$ 5.44	$ 4.50	$ 5.21

Income from investment operations
Net investment income (loss) (a)	(0.01)	0.02	(0.01)	(0.05)	(0.04)	0.02
Net realized and unrealized gain (loss)	0.27	(0.21)	0.54	1.75	0.98	(0.73)
Total from investment operations	0.26	(0.19)	0.53	1.70	0.94	(0.71)

Less Distributions to shareholders:
From net investment income	-	-	-	-	- (b)	-
From net realized gain	-	(0.11)	(1.11)	(0.08)	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.11)	(1.11)	(0.08)	-	-

Paid in capital from redemption fees

Net asset value, end of period	$ 6.44	$ 6.18	$ 6.48	$ 7.06	$ 5.44	$ 4.50

Total Return (c)	4.21% (g)	(2.89)%	7.33%	31.32%	20.97%	(13.63)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,427	$ 2,930	$ 3,226	$ 3,392	$ 2,999	$ 2,763
Ratio of expenses to average net assets (d)	1.77% (f)	1.76%	1.77%	1.84%	2.20%	2.11%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.77% (f)	1.76%	1.77%	1.84%	2.20%	2.11%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.31)% (f)	0.24%	(0.13)%	(0.76)%	(0.75)%	0.34%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.31)% (f)	0.24%	(0.13)%	(0.76)%	(0.75)%	0.34%
Portfolio turnover rate	84.25% (g)	200.23%	145.11%	113.99%	124.71%	99.12%

See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Period Ended
CLASS S SHARES	6/30/2016	12/31/2015 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 12.23	$ 14.00

Income from investment operations
Net investment income (a)	0.02	0.01
Net realized and unrealized gain (loss)	0.63	(1.66)
Total from investment operations	0.65	(1.65)

Less Distributions to shareholders:
From net investment income	-	(0.01)
From net realized gain	-	(0.11)
From return of capital	-	-
Total distributions	-	(0.12)

Net asset value, end of period	$ 12.88	$ 12.23

Total Return (b)	5.31% (f)	(11.77)% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,715	$ 3,981
Ratio of expenses to average net assets (c)	0.99% (e)	0.99% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.32% (e)	1.31% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.40% (e)	0.15% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.07% (e)	(0.16)% (e)
Portfolio turnover rate	31.68% (f)	57.12% (f)

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period June 19, 2015 (commencement of operations) through December 31, 2015.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation. The MicroCap Fund’s investment objective is to obtain capital appreciation. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in three classes: Class C, Class I (formerly Class D) and Class S. Class S shares are currently offered in the Ancora/Thelen Small-Mid Cap Fund only. Class C, Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class C shares are a no-load share class. Class S and Class I shares are offered continuously at net asset value. Class C shares are subject to distribution and shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the six months ended June 30, 2016, the Income Fund – Class I collected $10 in redemption fees. For the six months ended June 30, 2016, the Small-Mid Cap Fund – Class I collected $302 in redemption fees.  For the six months ended June 30, 2016, the Microcap Fund – Class I collected $73 in redemption fees.  For the six months ended June 30, 2016, the Income Fund – Class C, the Small-Mid Cap Fund Class C and S, the Microcap Fund – Class C and the Opportunity Fund – Class C and Class I did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2016, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2016, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trusts, senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2016:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 10,048,041	$ -	$ -	$ 10,048,041
Traditional Preferred	4,182,038	-	-	4,182,038
Investment Companies	10,464,716	-	-	10,464,716
REIT Senior Securities	3,157,003	-	-	3,157,003
Money Market Funds	2,583,641	-	-	2,583,641
Total	$ 30,435,439	$ -	$ -	$ 30,435,439

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,340,980	$ -	$ -	$ 58,340,980
Money Market Funds	3,581,254	-	-	3,581,254
Total	$ 61,922,234	$ -	$ -	$ 61,922,234

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,997,166	$ -	$ -	$ 14,997,166
Total	$ 14,997,166	$ -	$ -	$ 14,997,166

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,101,750	$ -	$ -	$ 7,101,750
Investment Companies	4,329,314	-	-	4,329,314
Money Market Funds	759,810	-	-	759,810
Total	$ 12,190,874	$ -	$ -	$ 12,190,874

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2016. For more detail on the investments in securities please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2016. There were no transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds' policy to recognize transfers into and out of Levels 1 and 2 at the end of the reporting period.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the six months ended June 30, 2016:

Ancora/Thelen Small-Mid Cap Fund

Farmers National Banc Corp.	Investments
Balance Beginning at December 31, 2015	$ 488,110
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(136,638)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2016	$ 351,472

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2015	$ 58,500
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(1,200)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2016	$ 57,300

Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2015	$ 975,000
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(20,000)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2016	$ 955,000

Stephan Co. *	Investments
Balance Beginning at December 31, 2015	$ 181,412
Net Realized Gain/(Loss) on Sale of Investments	(24,315)
Net Change in Unrealized Depreciation on Investments Held at Period End	(4,752)
Net Purchases	-
Net Sales	(152,345)
Balance End at June 30, 2016	$ -

Riverview Bancorp, Inc.	Investments
Balance Beginning at December 31, 2015	$ 154,770
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Period End	1,320
Net Purchases	-
Net Sales	-
Balance End at June 30, 2016	$ 156,090

* Not affiliated at June 30, 2016.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As an affiliated member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30, 2016, the Advisor earned fees of $147,807 from the Income Fund, $277,119 from the Small-Mid Cap Fund, $75,892 from the MicroCap Fund, and $61,164 from the Special Opportunity Fund.  At June 30, 2016, payables to the Advisor were $22,788, $47,538, $12,640, and $10,927 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.285% for Class I shares until April 30, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2016, the Advisor waived management fees of $10,745 for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 0.99% for Class S shares until April 30, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2016, the Advisor waived management fees of $7,339 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until April 30, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2016, the Advisor waived management fees of $4,266 for the MicroCap Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including America Northcoast Securities, Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including America Northcoast Securities, Inc.) or other services.  Richard A. Barone, Chairman of

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

the Trust and controlling shareholder of Arch Eagle Group, Inc., the parent company of America Northcoast Securities, Inc., has an indirect financial interest in the operation of the Plan.

For the six months ended June 30, 2016, the fees earned and payable were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2016
Income Fund
Class C	0.50%	$ 36,345	$ 5,722

Small-Mid Cap Fund
Class C	0.75%	$ 3,206	$ 1,522

MicroCap Fund
Class C	0.75%	$ 3,210	$ 2,737

Special Opportunity Fund
Class C	0.75%	$ 34,719	$ 6,857

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2016, The Ancora Group, Inc. earned $14,781 from the Income Fund, $27,711 from the Small-Mid Cap Fund, $7,589 from the MicroCap Fund, and $6,116 from the Special Opportunity Fund.  As of June 30, 2016, The Ancora Group, Inc. was owed $2,534, $4,898, $1,270, and $1,093 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through America Northcoast Securities, Inc., if, in the Advisor’s judgment, the use of America Northcoast Securities, Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, America Northcoast Securities, Inc. charges the Funds a commission rate consistent with those charged by America Northcoast Securities, Inc. to comparable unaffiliated customers in similar transactions.  For the six months ended June 30, 2016, America Northcoast Securities, Inc. received commissions on security transactions of

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

$24,374 for the Income Fund, $1,236 for the Small-Mid Cap Fund, $235 for the MicroCap Fund, and $32,673 for the Special Opportunity Fund.

The Trust retains America Northcoast Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Adviser and serves without compensation for distribution services other than fees paid to America Northcoast Securities, Inc. under the 12b-1 Plan.

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 15,012,108	$ 17,679,557	$ 1,523,530	$ 9,540,021

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 12,406,219	$ 18,661,431	$ 1,590,593	$ 11,225,837

At June 30, 2016, the costs of securities for federal income tax purposes were $29,230,557, $53,719,536, $16,230,932, and $11,659,301 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

As of June 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 1,288,353	$11,254,494	$ 2,854,378	$ 1,496,436
Gross (Depreciation)	(83,471)	(3,051,796)	(4,088,144)	(964,863)
Net Appreciation (Depreciation) on Investments	$ 1,204,882	$ 8,202,698	$(1,233,766)	$ 531,573

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2015 is as follows:

	Income Fund Class C	Income Fund Class I	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I	Small-Mid Cap Fund Class S
Ordinary income	$ 536,022	$ 537,002	$ 929	$ 55,472	$ 4,297
Short-term capital gain	28,211	26,149	-	-	-
Long-term capital gain	140,712	130,427	7,793	457,013	35,037
Return of capital	255,088	236,443	-	-	-
	$ 960,033	$ 930,021	$ 8,722	$ 512,485	$ 39,334

	MicroCap Fund Class C	MicroCap Fund Class I	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	3,134	45,771	3,631	960
Long-term capital gain	132,322	1,932,572	196,504	51,974
Return of capital	-	-	-	-
	$ 135,456	$ 1,978,343	$ 200,135	$ 52,934

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31, of a fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of December 31, 2015, the Small-Mid Cap Fund elected to defer $211,841 of Post-October Capital Losses. As of December 31, 2015, the Income Fund elected to defer $122,925 of Post-October Capital Losses.

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ 45,289	$ -	$ -
Accumulated undistributed capital Gain (loss) (capital loss carry forward)	(122,925)	(1,551,096)	140,491	(47,103)
Unrealized appreciation (depreciation)	(234,956)	4,576,231	(754,965)	376,347
	$ (357,881)	$3,070,424	$ (614,474)	$ 329,244

NOTE 7. CAPITAL LOSS CARRYFORWARDS

During the year ended December 31, 2015, the Small-Mid Cap Fund generated $1,339,255 of short-term capital loss carryforward. During the year ended December 31, 2015, the Special Opportunity Fund generated $47,103 of short-term capital loss carryforward. The capital loss carryforward will be used to offset any short-term capital gains realized by the Fund in future years with no expiration. To the extent that these

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2016, Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	91.28%
Small-Mid Cap Fund	56.73%
MicroCap Fund	84.51%
Special Opportunity Fund	99.51%

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2016

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016
Actual
Class C	$1,000.00	$1,067.19	$9.92
Class I	$1,000.00	$1,070.89	$6.62
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.27	$9.67
Class I	$1,000.00	$1,018.47	$6.45
*Expenses are equal to the Fund’s annualized expense ratio of 1.93% and 1.285%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016
Actual
Class C	$1,000.00	$1,048.10	$10.59
Class I	$1,000.00	$1,052.24	$6.74
Class S	$1,000.00	$1,053.15	$5.05
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.52	$10.42
Class I	$1,000.00	$1,018.30	$6.62
Class S	$1,000.00	$1,019.94	$4.97

* Expenses are equal to the Fund’s annualized expense ratio of 2.08%, 1.32% and 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016
Actual
Class C	$1,000.00	$981.80	$11.88
Class I	$1,000.00	$985.71	$7.90
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.88	$12.06
Class I	$1,000.00	$1,016.91	$8.02
* Expenses are equal to the Fund’s annualized expense ratio of 2.41% and 1.60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016
Actual
Class C	$1,000.00	$1,038.53	$12.82
Class I	$1,000.00	$1,042.07	$8.99
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.28	$12.66
Class I	$1,000.00	$1,016.06	$8.87
* Expenses are equal to the Fund’s annualized expense ratio of 2.53% and 1.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

 The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal 7380 Sherman Road Cleveland, OH 44026	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
69

Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
200 North Folk Dr., Bentleyville, OH 44022 81		November 15, 2003

Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
69

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) from 1976 to the present.	5	None.
2181 Enterprise Parkway Twinsburg, OH 44087 62

Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman Emeritus, Director and Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group, Inc. since 2002; Chairman and Director of America Northcoast Securities, Inc. since 2000; Chairman Emeritus and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.

				5	The Stephen Company (TSC) Mace Security International (MACE)
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124
74

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

(CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 38	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc. until 2013; Director of Compliance of Ancora Capital Inc. until 2013; Chief Compliance Officer of The Ancora Group Inc.	5	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 43	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc. until 2013; Chief Financial Officer and Director of Ancora Capital Inc. until 2013; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	5	None.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪

Social security number

▪

Income

▪

Assets

▪

Risk tolerance

▪

Wire transfer instructions

▪

Transaction history

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call Joseph Spidalieri at (216) 593-5007

PRIVACY POLICY

What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Enter into an investment advisory contract

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

Frank DeFino

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

America Northcoast Securities, Inc.

2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by America Northcoast Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

Richard A. Barone

Chairman and Treasurer

Date: September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Richard A. Barone

Richard A. Barone

Chairman and Treasurer

Date: September 8, 2016